Business Combination	12 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
BUSINESS COMBINATION

23. BUSINESS COMBINATION

(a)	Acquisition of equity interest in subsidiaries

On July 15, 2024, AIGSB acquired ARB Synergy through trust deed with Liew Kok Leong (“Trustee”), whereby Trustee is a registered holder of 1 ordinary share representing 100% of the issued and paid-up share capital of ARB Synergy, whereby is held by Trustee on trust for AIGSB. Subsequently, ARB Databook, the wholly-owned subsidiary of ARB Synergy became wholly-owned subsidiary of AIGSB.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries are as follows:

June 30, 2025

	ARB Synergy	ARB Databook	Total
	RM	RM	RM

Net assets upon acquired	(9,454)	(49,947)	(59,401)
Less: NCI	-	-
Equity shares acquired	100%	100%	100%
Group’s share of net assets acquired	(9,454)	(49,947)	(59,401)
Add: Goodwill on consolidation	59,401	-	59,401
Total fair value of consideration for the acquisitions	49,947	(49,947)	-

Fair value consideration for the acquisitions	49,947	(49,947)	-
Less: Consideration paid	(49,947)	49,947	-
Total consideration satisfied by cash	-	-	-
Less: Cash and cash equivalents of subsidiaries	(105,619)	-	(105,619)
Cash inflow from acquisitions of subsidiaries	(105,619)	-	(105,619)

June 30, 2024

In the previous financial year 2024, ARB Techsymbol acquired ARB WMS additional ordinary shares of 49,000 @ RM 1 per share, from BCSSoft. Subsequently, ARB WMS became wholly-owned subsidiaries of ARB Techsymbol.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries were as follows:

ARB WMS
RM

Net assets upon acquired	210,802
Less: NCI
Equity shares acquired	49%
Group’s share of net assets acquired	103,293
Less: Negative goodwill on consolidation recognized in consolidated statement of profit or loss	(54,293)
Total fair value of consideration for the acquisitions	49,000

Fair value consideration for the acquisitions	49,000
Less: Consideration paid	-
Total consideration satisfied by cash	49,000

June 30, 2023

During financial year 2023, there were acquisitions of ARB Synergy and its subsidiary, namely ARB Databook, collectively as Synergy Group.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries were as follows:

ARB Synergy Group
Fair value consideration for the acquisitions	1
Less: Consideration paid in previous year as other investments	(1,296)
Total consideration satisfied by cash	(1,295)

The recognized provisional fair values of identifiable assets and liabilities of subsidiaries at acquisition date were as follows:

ARB Synergy Group
Cash and bank balances	1,297
Other receivables	1,975
Other payables and accruals	(51,069)
Net assets	(47,797)
Non-controlling interests measured at fair value	-
Group’s share of net assets	(47,797)
Add: Goodwill on consolidation	47,798
Total fair value of consideration for the acquisitions	1

The fair value of the non-controlling interest represents its share of the fair value of subsidiaries at the acquisition date, estimated using the purchase price allocation method. The bargain purchase on business combination is not taxable for tax purpose.

(b)	Disposal of equity interest in subsidiaries

June 30, 2025

The strike-off companies are presented in Note 2.

June 30, 2024

During the financial year, there are disposal ARB Midware and its subsidiary, ARB Distribution (“ARB Midware Group”).

The effects on the Group’s consolidated financial statements is as follows:

ARB Midware
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(loss) on disposal of subsidiaries at subsidiaries’ company level	-
Post-acquisition reserves recognized up to the date of disposal	(305,818)
(305,818)
Realization of foreign currency translation gain reclassified from reserve	-
Loss on disposal of subsidiaries at the Group level	(305,818)

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Midware
Group
RM

Trade receivables	1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,751)
Tax payables	(191,834)
606,130
Non-controlling interest	(300,311)
305,819
Add: Goodwill	-
305,819
Loss on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	(213,503)

June 30, 2023

During financial year 2023, there was disposal of ARB Synergy Sdn. Bhd. and its subsidiary, ARB Databook Pte. Ltd.

The effects on the Group’s consolidated financial statements were as follows:

ARB Synergy
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(loss) on disposal of subsidiaries at subsidiaries’ company level	-
Post-acquisition reserves recognized up to the date of disposal	(47,799)
54,764
6,965
Realisation of foreign currency translation gain reclassified from reserve	(787)
Gain on disposal of subsidiaries at the Group level	6,178

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Synergy
Group
RM

Other receivables, prepayments and deposits	7,639
Cash and bank balances	2,950
Other payables and accruals	(65,352)
(54,763)
Realization of foreign currency translation gain reclassified from reserve	787
(53,976)
Add: Goodwill	47,799
(6,177)
Gain on disposal of subsidiaries at the Group level	6,178
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(2,950)
Net cash outflow upon disposal of subsidiaries	(2,949)